Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 182,552	$ 182,552
Accumulated amortization	(68,136)	(59,006)
Net carrying amount	114,416	123,546
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	179,813	179,813
Accumulated amortization	(65,599)	(56,743)
Net carrying amount	114,214	123,070
Conventional Tanker Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	2,739	2,739
Accumulated amortization	(2,537)	(2,263)
Net carrying amount	$ 202	$ 476